The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 46.7%
	AGGREGATE BOND — 9.1%
46,649	Eaton Vance Total Return Bond ETF	$2,325,919
31,129	Vanguard Intermediate-Term Bond ETF	2,326,270
		4,652,189
	BROAD BASED — 0.1%
2,476	USCF SummerHaven Dynamic Commodity Strategy No. K-1 Fund	48,081
	BROAD MARKET — 1.9%
9,801	Schwab Fundamental U.S. Broad Market ETF	227,971
1,364	Vanguard U.S. Momentum Factor ETF	224,201
3,603	Vanguard U.S. Quality Factor ETF	507,627
		959,799
	CONSUMER STAPLES — 1.0%
5,471	Fidelity MSCI Consumer Staples Index ETF	270,432
1,235	Vanguard Consumer Staples ETF	261,054
		531,486
	CORPORATE — 17.6%
57,746	Franklin Senior Loan ETF	1,401,207
26,295	iShares High Yield Systematic Bond ETF	1,236,128
13,436	iShares Investment Grade Systematic Bond ETF	596,021
74,335	Principal Active High Yield ETF	1,425,745
62,778	SPDR Portfolio Short Term Corporate Bond ETF	1,874,551
73,630	VanEck IG Floating Rate ETF	1,873,883
7,413	Vanguard Intermediate-Term Corporate Bond ETF	595,042
		9,002,577
	EMERGING MARKETS — 0.7%
7,283	Schwab Fundamental Emerging Markets Equity ETF	211,571
3,303	SPDR S&P Emerging Markets Dividend ETF	116,513
		328,084
	GLOBAL — 0.4%
1,511	SPDR Global Dow ETF	199,497
	GOVERNMENT — 4.1%
14,051	iShares 10-20 Year Treasury Bond ETF	1,398,637
7,721	iShares 7-10 Year Treasury Bond ETF	713,806
		2,112,443
	INTERNATIONAL — 1.2%
4,299	Invesco S&P International Developed Momentum ETF	174,711
3,263	iShares Currency Hedged MSCI EAFE Small-Cap ETF	104,449
1,418	iShares International Dividend Growth ETF	96,367
2,878	Vanguard FTSE Developed Markets ETF	137,626

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
3,764	Xtrackers MSCI EAFE High Dividend Yield Equity ETF	$91,428
		604,581
	LARGE-CAP — 2.8%
4,665	Fidelity High Dividend ETF	232,970
581	Invesco QQQ Trust Series 1	297,024
7,944	Schwab Fundamental U.S. Large Co. ETF	188,114
11,214	Schwab U.S. Large-Cap Growth ETF	312,534
783	Vanguard Mega Cap ETF	166,513
1,356	Vanguard Value ETF	229,571
		1,426,726
	LONG TERM CORPORATE BOND — 4.1%
49,705	FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund	2,084,141
	MID-CAP — 2.1%
7,814	Fidelity Small-Mid Multifactor ETF	321,702
2,416	Invesco S&P Midcap 400 Revenue ETF	280,813
2,399	Invesco S&P MidCap Momentum ETF	296,349
2,060	VictoryShares U.S. Small Mid Cap Value Momentum ETF	173,479
		1,072,343
	PRECIOUS METALS — 0.4%
4,142	abrdn Physical Silver Shares ETF*	114,195
1,958	iShares Gold Trust*	96,941
		211,136
	SMALL-CAP — 1.1%
2,408	Invesco S&P SmallCap Momentum ETF	159,193
3,620	JPMorgan Small & Mid Cap Enhanced Equity ETF	218,901
2,011	SPDR S&P 600 Small Cap Growth ETF	181,694
		559,788
	THEMATIC — 0.1%
1,059	Global X U.S. Infrastructure Development ETF	42,794
	Total Exchange-Traded Funds
	(Cost $23,397,344)	23,835,665
	MUTUAL FUNDS — 42.1%
	AGGREGATE BOND — 8.6%
178,948	Allspring Core Plus Bond Fund - Class R6	1,984,531
135,230	Vanguard Core Bond Fund, Admiral Shares	2,393,575
		4,378,106
	AGGREGATE BOND SHORT — 4.2%
121,733	Columbia Short Term Bond Fund - Class Institutional 3	1,188,109

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	AGGREGATE BOND SHORT (Continued)
104,821	Victory Short-Term Bond Fund - Class R6	$951,776
		2,139,885
	BLEND BROAD MARKET — 0.7%
3,152	DFA U.S. Core Equity 1 Portfolio - Class Institutional	136,343
8,857	DFA U.S. Vector Equity Portfolio - Class Institutional	242,054
		378,397
	BLEND LARGE CAP — 0.7%
4,799	DFA U.S. Large Co. Portfolio - Class Institutional	187,122
1,841	Schwab S&P 500 Index Fund	166,154
		353,276
	BLEND MID CAP — 0.6%
9,138	Vanguard Strategic Equity Fund - Class Investor	330,258
	EMERGING MARKET STOCK — 0.2%
1,189	New World Fund, Inc. - Class F-3	91,597
	EMERGING MARKETS BOND — 10.6%
282,055	Nuveen Emerging Markets Debt Fund - Class R6	2,397,466
130,407	Vanguard Emerging Markets Bond Fund, Admiral Shares	3,031,957
		5,429,423
	FOREIGN AGGREGATE BOND — 6.8%
330,510	Dodge & Cox Global Bond Fund - Class I	3,473,664
	FOREIGN BLEND — 1.4%
8,461	DFA International Small Co. Portfolio - Class Institutional	164,149
16,021	Dimensional Global Equity Portfolio - Class Institutional	545,184
		709,333
	FOREIGN VALUE — 0.9%
5,312	American Beacon EAM International Small Cap Fund - Class R5	83,975
3,892	DFA International Small Cap Value Portfolio - Class Institutional	85,356
4,024	DFA International Value Portfolio - Class Institutional	82,860
14,127	Dodge & Cox Global Stock Fund - Class I	193,681
		445,872
	GENERAL CORPORATE BOND — 2.8%
150,320	T Rowe Price Institutional Floating Rate Fund - Class Institutional	1,426,541
	GROWTH BROAD MARKET — 0.8%
6,605	New Perspective Fund - Class R-6	410,519

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH LARGE CAP — 0.7%
5,054	Nuveen Large Cap Growth Index Fund - Class R6	$338,498
	HIGH YIELD BOND — 2.8%
148,856	American High-Income Trust - Class F-3	1,452,831
	VALUE MID CAP — 0.3%
4,966	DFA U.S. Targeted Value Portfolio - Class Institutional	170,687
	Total Mutual Funds
	(Cost $21,037,499)	21,528,887
	MONEY MARKET FUNDS — 11.3%
976,409	Gabelli U.S. Treasury Money Market Fund - Class AAA, 4.42%[1]	976,409
4,786,132	Goldman Sachs Financial Square Government Fund - Institutional Class, 4.31%	4,786,132
	Money Market Funds
	(Cost $5,762,541)	5,762,541
	TOTAL INVESTMENTS — 100.1%
	(Cost $50,197,384)	51,127,093
	Liabilities in Excess of Other Assets — (0.1)%	(45,955)
	TOTAL NET ASSETS — 100.0%	$51,081,138

*Non-income producing security.
[1]Effective 7 day yield as of December 31, 2024.